Newbuildings (Tables)	12 Months Ended
Dec. 31, 2012
Newbuildings [Abstract]
Newbuildings
In US$ millions)	December 31, 2012	December 31, 2011
Opening balance	788.9	364.5
Additions	130.3	410.1
Capitalized interest and loan related costs	14.4	14.3
Re-classified as Drilling Rigs	(821.6)	—
Closing balance	112.0	788.9